Balance Sheet	Aug. 12, 2022 USD ($)
ASSETS
Deferred offering costs	$ 112,000
TOTAL ASSETS	112,000
Current liabilities:
Accrued liabilities	14,813
Promissory note – related party	75,000
Total Current Liabilities	89,813
TOTAL LIABILITIES	89,813
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,725,000 shares issued and outstanding	173	[1]
Additional paid-in capital	24,827
Accumulated deficit	(2,813)
Total Shareholders’ equity	22,187
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 112,000

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.